BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 21, 2016
to the Prospectus of each Fund, dated May 1, 2015

Effective immediately, Amy Whitelaw, Vishal Karir, CFA, and Michael Gates, CFA are the portfolio managers of the Funds.

The subsection in each Fund’s Prospectus entitled “Fund Overview — Key Facts about BlackRock iShares® Alternative Strategies V.I. Fund — Portfolio Managers,” “Fund Overview — Key Facts about BlackRock iShares® Dynamic Allocation V.I. Fund — Portfolio Managers,” “Fund Overview — Key Facts about BlackRock iShares® Dynamic Fixed Income V.I. Fund — Portfolio Managers” and “Fund Overview — Key Facts about BlackRock iShares® Equity Appreciation V.I. Fund — Portfolio Managers,” as applicable, is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Amy Whitelaw	2014	Managing Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.
Michael Gates, CFA	2016	Director of BlackRock, Inc.

The subsection in each Fund’s Prospectus entitled “Details About the Fund — How the Fund Invests —About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Amy Whitelaw, Vishal Karir, CFA, and Michael Gates, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The subsection in each Fund’s Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund

Each Fund is managed by Amy Whitelaw, Vishal Karir, CFA, and Michael Gates, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of Barclays Global Investors (“BGI”) from 2000 to 2009.
Vishal Karir, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2016; portfolio manager and member of BlackRock’s Multi-Asset Strategies Group since 2012; Vice President of BlackRock, Inc. from 2010 to 2015.
Michael Gates, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2016	Director of BlackRock, Inc. since 2009; portfolio manager and member of BlackRock’s Multi-Asset Strategies Group since 2012; lead portfolio manager for US strategic and income models since 2011; employee of BlackRock, Inc. and legacy BGI since 1999.

Shareholders should retain this Supplement for future reference.

PRO-VAR-IS-0316SUP